ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Details Narrative) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Statement [Line Items]
Accounts payable to related parties	$ 55	$ 27
Accrued interest payable to related party	659	219
Dr Paul Averback [member]
Statement [Line Items]
Accounts payable to related parties	8,368	8,368
Mr Patrick Doody [member]
Statement [Line Items]
Accounts payable to related parties	36,375	9,000
Dr David Morse [member]
Statement [Line Items]
Accounts payable to related parties	10,000	10,000
Mr James G Robinson [member]
Statement [Line Items]
Accrued interest payable to related party	659,249	218,775
Related Parties [member]
Statement [Line Items]
Accounts payable to related parties	$ 54,743	$ 27,368